INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Profit before tax	R$ 15,035.9	R$ 14,235.6	R$ 13,759.2
Adjustment on a taxable basis
Others non-taxable income	(919.0)	(883.3)	(611.0)
Government grants related to sales taxes	(3,011.7)	(2,535.1)	(1,883.1)
Share of results of joint ventures	185.3	29.1	115.7
Non-deductible expenses	56.5	192.8	99.2
Worldwide taxation	1,171.4	679.3	(360.0)
	R$ 12,518.4	R$ 11,718.4	R$ 11,120.0
Aggregated weighted nominal tax rate	28.30%	29.47%	27.39%
Taxes payable – nominal rate	R$ (3,542.3)	R$ (3,453.3)	R$ (3,045.3)
Adjustment on tax expense
Income tax Incentives	120.4	234.0	213.2
Deductible interest on shareholders’ equity	3,909.8	4,079.9	2,516.0
Tax savings from goodwill amortization	17.2	27.2	77.5
Withholding income tax	(489.1)	(164.5)	(876.0)
Recognition/(write-off) of deferred charges on tax losses	100.9	(58.2)	(1.5)
Effect of application of IAS 29 (hyperinflation)	(382.3)	(249.0)	(123.3)
Others with reduced taxation	189.9	239.5	602.8
Income tax and social contribution expense	R$ (75.5)	R$ 655.6	R$ (636.6)
Effective tax rate	0.50%	(4.61%)	4.63%